Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory	4. Inventory Inventory primarily consists of:
	June 30,	December 31,
	2012	2011
Metal cutting fuel	$51,307	$10,098
Units, Construction in process	769,367	646,894
	$820,674	$656,992
4. Inventory Inventory primarily consists of:
	December 31,
	2011	2010
Metal cutting fuel	$10,098	$8,381
Units, Construction in process	646,894	1,546,426
	$656,992	$1,554,807